Intangible Assets Other Than Goodwill - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (5,275)
Year Two	(5,275)
Year Three	(5,275)
Year Four	(5,275)
Year Five	(5,275)
Thereafter	(10,270)
Total	(36,645)	$ 0
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(5,275)
Year Two	(5,275)
Year Three	(5,275)
Year Four	(5,275)
Year Five	(5,275)
Thereafter	(10,270)
Total	$ (36,645)	$ 0	$ 0	$ 0